Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Line Items]
Lease liabilities	$ 1,623	$ 1,615	$ 1,634
Cash outflow for leases	689	575
Expense relating to varible lease payments not included in measurement of lease liabilities	$ 2,113	2,000
Participating interest rate in the joint operation	100.00%
Payments of lease liabilities, classified as financing activities	$ 278	340	$ 248
Lease commitments for short term and low value lease commitments not included in financial statements	276	232
Lease commitments [member]
Leases [Line Items]
Payments of short-term leases	292	121
Payments for leases of low-value assets	17	12
Payments of lease liabilities, classified as financing activities	293	361
Foreign Exchange Risk [Member]
Leases [Line Items]
Lease liabilities	$ 408	$ 447